Earnings per share	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Earnings per share

15 – Earnings per share

On October 22, 2013, the Board of Directors of the Company approved a two-for-one common stock split in the form of a stock dividend of one additional common share of CN for each share outstanding, which was paid on November 29, 2013, to shareholders of record on November 15, 2013. All share and per share data presented herein reflect the impact of the stock split. The following table provides a reconciliation between basic and diluted earnings per share:

In millions, except per share data	Year ended December 31,	2013	2012	2011

Net income		$2,612	$2,680	$2,457

Weighted-average shares outstanding		843.1	871.1	902.2
Effect of stock options		3.0	4.3	6.7
Weighted-average diluted shares outstanding		846.1	875.4	908.9

Basic earnings per share		$3.10	$3.08	$2.72
Diluted earnings per share		$3.09	$3.06	$2.70

       Basic earnings per share are calculated based on the weighted-average number of common shares outstanding over each period. Diluted earnings per share are calculated based on the weighted-average diluted shares outstanding using the treasury stock method, which assumes that any proceeds received from the exercise of in-the-money stock options would be used to purchase common shares at the average market price for the period.